COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 30 – COMMITMENTS AND CONTINGENCIES

An application for Injunctive Relief and a Derivative Action was filed against the Company on or about October 3, 2023 in the Supreme Court of The Bahamas (Claim No. 2023/COM/com/0057). This action was terminated on March 21, 2024 in a Court Ordered “Notice of Withdrawal and Discontinuance.” As a result of the Claimants’ withdrawal, the Court also issued an “Order” ordering the Claimants to pay the Company the costs for the entire Action, and damages caused to the Company. The Court awarded the Company USD $203,075 payable to the Company by Christopher Riley and Randall Lanham and other plaintiffs.

On November 1, 2023, Nymox filed an action in the Superior Court of California, County of Orange (Case No. 30-2023-01358191-CU-BC-WJC) against Defendants Randall Lanham, M. Richard Cutler, Chris Riley, and Committee to Restore Nymox Share Value, seeking damages and injunctive relief arising from Defendants’ breaches of fiduciary duties, trade secret misappropriation, breach of contract, conversion, and violation of California Penal Code Section 496. The Court granted Nymox’s requests for a temporary restraining order and issued a preliminary injunction ordering Defendants to return all company documents and to cease other injurious behavior. Defendants have answered the Complaint. Defendant Cutler attempted to file a counterclaim for $28,559 in unpaid legal fees. However, the court rejected the counterclaim on procedural grounds. The matter against Mr. Cutler has been settled.

On or about May 30, 2024, Mr. Cutler filed a lawsuit in Harris County, Texas against Nymox Pharmaceutical Corporation seeking payment for past legal invoices, and containing many of the same allegations against Nymox as were made in the Bahamas Derivative Action filed against the Company on or about October 3, 2023 in the Supreme Court of The Bahamas (Claim No. 2023/COM/com/0057). On August 19, 2024, Nymox entered into a settlement agreement with Mr. Cutler resolving the Texas matter, and resolving the California and Bahamas actions against Mr. Cutler.

Nymox also filed an action in the Superior Court of California, County of Orange against Ascella Health LLC on November 8, 2023, but dismissed that action and re-filed in Delaware on February 12, 2024. The complaint was filed in the United States District Court for the District of Delaware (Case 1:24-cv-00189-UNA) alleging Misappropriation of Trade Secrets (State and Federal); breach of contract; aiding and abetting breach of fiduciary duty; and civil conspiracy. Ascella filed a Motion to Dismiss Under Rule 12(b)(6) on March 7, 2024, and the Company filed its opposition to Ascella’s Motion to Dismiss on March 28, 2024. Nymox dismissed the Action on March 7, 2025.

In April of 2025 motions in the U.S. District for the Central District in California were brought against the Company separately by Mr Lanham and by Mr Riley. The Court granted Nymox's motion to dismiss the complaints, with prejudice, in September of 2025 for the Lanham motions, and the Court subsequently also dismissed the Riley motions, with prejudice.

On December 10, 2025, Mr. Lanham filed a further action against the Company and Computershare Investor Services in the United States District Court for the Southern District of Illinois (Case No. 3:25-cv-02159), substantially similar to his California action that had been dismissed. Motions to dismiss are pending. In January 2026, Mr. Riley filed two actions in the Superior Court of California, County of Orange: on January 26, 2026, against Computershare, the Company, Dr. Averback and Mr. Robinson (Case No. 30-2026-01543101), in which no party has been served; and on January 29, 2026, against the Company and certain of its current and former directors and officers (Case No. 30-2026-01544609), alleging malicious prosecution and related claims arising from the Company’s 2023 action against him. The Company has filed an anti-SLAPP motion to dismiss the latter, scheduled to be heard on October 30, 2026. Mr. Riley’s separate application to reopen the Company’s 2023 action was denied on February 10, 2026. The Company considers these actions to be without merit, notes that prior actions brought by the same individuals were dismissed with prejudice, and intends to defend them vigorously. The Company does not currently expect these matters to have a material effect on its financial position.

The Company considers the pending actions against it to be without merit, notes that prior actions brought by the same individuals were dismissed with prejudice, and intends to defend them vigorously. No provision has been recognized in respect of any of these matters as the Company does not consider an outflow of resources embodying economic benefits to be probable, and the amounts, if any, cannot be reliably estimated. The Company does not currently expect these matters to have a material effect on its financial position.

Currently the Canadian Revenue Authorities (“CRA”) is asserting that the Company owes additional taxes for the domicile move from Canada to the Bahamas. The Company disputes this allegation and is currently contesting the matter with the CRA. No resolution has been reached as of today’s date.